Borrowings and debentures (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	R$ 40,207	R$ 34,334
2024 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent		2,202
2025 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	579	628
2026 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	1,743	581
2027 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	2,208	2,357
2028 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	6,769	7,282
2029 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	2,850	2,888
2030 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	7,527	8,109
2031 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	4,328	220
2032 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	105	113
2033 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	4,837
2034 and Thereafter [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	R$ 9,261	R$ 9,954